Investment Risks	Jun. 23, 2025
Invesco EQV Asia Pacific Equity Fund | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Investing Risk” is removed from the Summary and Statutory Prospectuses.